Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	0001038520
Amendment Flag	false
Document Creation Date	Jul. 29, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Aug. 01, 2016
Administrative Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Administrative shares
Prospectus:
Trading Symbol	DILXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new
Prospectus:
Trading Symbol	DRSXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Institutional Shares-new
Prospectus:
Trading Symbol	DIQXX
Participant Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Participant shares
Prospectus:
Trading Symbol	DIJXX